NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth the computation of basic and diluted net income (loss) using the treasury stock method:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
(In thousands, except for share and per share amounts)
	Successor		Predecessor
Numerator:
Net loss	$(105,968)	$(120,557)	$(21,057)	$(19,576)
Net loss attributable to noncontrolling interest	(15,987)	(24,990)	—	—
Net loss attributed to Class A shareholders - basic and diluted EPS	(89,981)	(95,567)	(21,057)	(19,576)
Denominator:
Weighted-average basic shares outstanding	91,158,500	86,460,560	8,000,002	8,000,002
Effect of dilutive securities	—	—	—	—
Weighted-average diluted shares	91,158,500	86,460,560	8,000,002	8,000,002
Basic and diluted net loss per share	$(0.99)	$(1.11)	$(2.63)	$(2.45)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following table represents potential ordinary shares outstanding that were excluded from the computation of diluted net loss per share of common share because their effect would have been anti-dilutive:

	Year ended December 31, 2023	Period from July 28 to December 31, 2022	Period from January 1 to July 27, 2022	Year ended December 31, 2021
	Successor		Predecessor
Warrants	29,533,282	29,533,282	—	—
Stock options	18,915,358	20,452,155	774,800	800,000
Restricted stock	2,296,831	2,802,419	234,842	243,307
Total	50,745,471	52,787,856	1,009,642	1,043,307